UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21153

        Nuveen Maryland Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Maryland Dividend Advantage Municipal Fund 3 (NWI) August 31, 2005

Principal
Amount (000)	Description(1)	Optional Call Provisions*	Ratings**	Market Value

	Consumer Discretionary - 0.2% (0.1% of Total Investments)
$125	Baltimore, Maryland, Pollution Control Revenue Bonds, General Motors Corporation, Series 1993,	No Opt. Call	BB	$123,898
	5.350%, 4/01/08

	Consumer Staples - 3.6% (2.4% of Total Investments)
2,750	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	2,840,338
	2002, 5.375%, 5/15/33

	Education and Civic Organizations - 13.5% (9.2% of Total Investments)
225	Anne Arundel County, Maryland, Economic Development Revenue Bonds, Community College Project,	9/12 at 102.00	A3	241,510
	Series 2002, 5.125%, 9/01/22
	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount St. Mary's College, Series
	2001A:
100	5.750%, 9/01/25	3/10 at 101.00	BBB	105,630
100	5.800%, 9/01/30	3/10 at 101.00	BBB	105,722
690	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute, Series	4/14 at 100.00	A+	733,808
	2004, 5.250%, 4/01/34
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	7/12 at 100.00	AA	1,049,160
	University, Series 2002A, 5.000%, 7/01/32
625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series	7/14 at 100.00	A-	653,869
	2004, 5.125%, 7/01/34
385	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel High	5/15 at 100.00	N/R	400,654
	School, Series 2005A, 6.000%, 5/01/35
1,000	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/13 at 100.00	AAA	1,064,900
	Auxiliary Facilities, Series 2003A, 5.000%, 7/01/32 - FGIC Insured
985	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2001B, 4.625%,	4/11 at 100.00	AA	1,018,244
	4/01/21
	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2002A:
1,000	5.000%, 4/01/09	No Opt. Call	AA	1,066,920
2,000	5.125%, 4/01/22	4/12 at 100.00	AA	2,162,680
	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A:
1,000	5.000%, 4/01/15	4/13 at 100.00	AA	1,096,330
1,000	5.000%, 4/01/19	4/13 at 100.00	AA	1,092,160

	Healthcare - 17.5% (11.9% of Total Investments)
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Medical	7/08 at 101.00	AAA	1,053,600
	Center, Series 1998, 5.125%, 7/01/33 - FSA Insured
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Hospital,	5/11 at 100.00	AA-	1,051,810
	Series 2001, 5.000%, 5/15/21
650	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center,	7/11 at 100.00	A-	681,499
	Series 2001, 5.625%, 7/01/31
800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore	7/11 at 100.00	A+	822,960
	Medical Center, Series 2001, 5.000%, 7/01/34

1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General	7/12 at 100.00	Baa1	1,333,313
	Hospital, Series 2002, 5.800%, 7/01/32
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	7/12 at 100.00	Baa1	726,908
	Hospital, Series 2002, 5.125%, 7/01/35
1,845	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil	7/12 at 100.00	A3	1,982,084
	County, Series 2002, 5.625%, 7/01/32
775	Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds, Adventist	1/13 at 101.00	Baa2	840,224
	Healthcare, Series 2003A, 5.750%, 1/01/25
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa2	1,048,180
	Institute, Series 2003, 5.500%, 7/01/33
900	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series	8/14 at 100.00	Baa1	962,982
	2004, 5.375%, 8/15/24
725	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A	758,488
	System, Series 2004A, 5.125%, 7/01/34
775	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial	7/14 at 100.00	A2	835,318
	Hospital, Series 2004, 5.500%, 7/01/36
770	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical Center,	7/14 at 100.00	AA	794,640
	Series 2005, 5.000%, 7/01/37 - RAAI Insured
	Prince George's County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994:
350	5.375%, 7/01/14	1/06 at 101.00	B3	316,169
900	5.300%, 7/01/24	1/06 at 101.00	B3	753,543

	Housing/Multifamily - 13.9% (9.5% of Total Investments)
980	Maryland Community Development Administration, Housing Revenue Bonds, Series 2002B, 4.950%,	7/12 at 100.00	Aa2	995,543
	7/01/32 (Alternative Minimum Tax)
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt University
	Village, Series 2001:
20	5.875%, 7/01/21 - ACA Insured	7/11 at 101.00	A	21,727
150	6.000%, 7/01/33 - ACA Insured	7/11 at 101.00	A	163,343
1,250	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland -	10/13 at 100.00	Baa3	1,348,750
	Baltimore, Series 2003A, 5.625%, 10/01/23
	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development
	Bonds, Series 2002B:
515	5.100%, 7/01/33 (Alternative Minimum Tax)	7/12 at 100.00	Aaa	527,525
3,000	5.200%, 7/01/44 (Alternative Minimum Tax)	7/12 at 100.00	Aaa	3,073,050
4,860	Prince George's County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue Bonds,	11/12 at 100.00	AAA	4,988,353
	Fairview and Hillside Projects, Series 2002A, 4.700%, 11/20/22

	Industrials - 1.3% (0.9% of Total Investments)
1,000	Northeast Maryland Waste Disposal Authority, Baltimore, Resource Recovery Revenue Bonds, RESCO	1/09 at 101.00	BBB	1,020,730
	Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)

	Long-Term Care - 0.5% (0.4% of Total Investments)
280	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington Episcopal	4/11 at 101.00	N/R	256,186
	Life Care Community Inc., Series 2001A, 6.750%, 4/01/23
	Prince George's County, Maryland, Revenue Bonds, Collington Episcopal Life Care Community Inc.,
	Series 1994A:
40	5.625%, 4/01/09	4/06 at 100.00	N/R	36,366
90	6.000%, 4/01/13	10/05 at 101.00	N/R	82,021

38	Prince George's County, Maryland, Revenue Bonds, Collington Episcopal Life Care Community Inc.,	No Opt. Call	N/R	38,003
	Series 1994B, 8.000%, 4/01/16 (Optional put 4/01/06)

	Tax Obligation/General - 31.7% (21.6% of Total Investments)

1,000	Annapolis, Maryland, General Obligation Public Improvement Refunding Bonds, Series 2002, 4.375%,	4/12 at 101.00	AA	1,043,070
	4/01/17
1,000	Anne Arundel County, Maryland, General Obligation Bonds, Series 2003, 5.000%, 3/01/13	No Opt. Call	AA+	1,108,280
1,000	Calvert County, Maryland, General Obligation Public Improvement Bonds, Series 2002, 4.500%,	1/12 at 101.00	AA	1,054,710
	1/01/16
1,260	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2002,	1/12 at 101.00	AA	1,323,176
	4.400%, 1/15/16
	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2002:
1,830	5.000%, 11/01/20	11/12 at 101.00	AA	2,008,297
2,035	5.000%, 11/01/21	11/12 at 101.00	AA	2,229,749
2,500	5.000%, 11/01/22	11/12 at 101.00	AA	2,733,300
245	Frederick County, Maryland, Special Obligation Bonds, Villages of Lake Linganore Community	7/10 at 102.00	AA	269,578
	Development Authority, Series 2001A, 5.600%, 7/01/20 - RAAI Insured
	Frederick, Maryland, General Obligation Bonds, Series 2005:
710	5.000%, 8/01/16 - MBIA Insured	8/15 at 100.00	AAA	789,442
535	5.000%, 8/01/17 - MBIA Insured	8/15 at 100.00	AAA	592,513
1,000	Maryland National Capital Park Planning Commission, Prince George's County, General Obligation	1/14 at 100.00	AA	1,096,220
	Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17
1,000	Maryland, General Obligation Bonds, State and Local Facilities Loan, Series 2002B, 5.250%, 2/01/10	No Opt. Call	AAA	1,089,810
1,500	Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/17	8/15 at 100.00	AAA	1,671,795
1,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	1,114,150
	2002A, 5.250%, 11/01/11
1,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	1,111,080
	2004A, 5.000%, 4/01/13
1,440	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	1,618,963
	2005A, 5.000%, 7/01/15
1,000	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series	10/13 at 100.00	AA	1,098,880
	2003A, 5.000%, 10/01/17
1,000	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series	No Opt. Call	AA	1,097,620
	2004C, 5.000%, 12/01/11
1,000	St. Mary's County, Maryland, General Obligation Hospital Bonds, Series 2002, 5.000%, 10/01/12	No Opt. Call	AA-	1,103,910
25	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General	6/11 at 101.00	AAA	27,286
	Obligation Construction Bonds, Second Series 2001, 5.000%, 6/01/17
1,000	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, Sewerage	No Opt. Call	AAA	1,112,480
	Disposal Bonds, Series 2004, 5.000%, 6/01/13

	Tax Obligation/Limited - 31.6% (21.6% of Total Investments)
750	Annapolis, Maryland, Special Obligation Bonds, Park Place Project, Series 2005A, 5.350%, 7/01/34	1/15 at 101.00	N/R	766,133
1,000	Baltimore Board of School Commissioners, Maryland, Revenue Bonds, City Public School System, Series	5/13 at 100.00	AA+	1,097,230
	2003A, 5.000%, 5/01/15
450	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	470,079
	5.750%, 7/01/34
5,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AA	5,821,350
	5.500%, 2/01/16
1,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2004,	No Opt. Call	AA	1,106,780
	5.000%, 5/01/13
2,200	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation	6/12 at 100.50	AA+	2,300,408
	Headquarters Building, Series 2002, 4.750%, 6/01/22
450	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Town Square	9/12 at 100.00	AA+	494,523
	Parking Garage, Series 2002A, 5.000%, 9/15/13

2,935	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Wayne Avenue	9/12 at 100.00	AA+	3,248,135
	Parking Project, Series 2002A, 5.250%, 9/15/16
	Maryland Stadium Authority, Lease Revenue Bonds, Montgomery County Conference Center Facilities,
	Series 2003:
1,465	5.000%, 6/15/21	6/13 at 100.00	AA+	1,595,986
1,620	5.000%, 6/15/23	6/13 at 100.00	AA+	1,757,992
575	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series 2005,	7/13 at 100.00	N/R	584,741
	5.250%, 7/01/35 (WI, settling 9/08/05)
700	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%,	No Opt. Call	AAA	829,983
	7/01/19 - MBIA Insured
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series
	2002G:
1,000	5.250%, 7/01/17	7/12 at 100.00	BBB	1,079,000
1,205	5.250%, 7/01/20	7/12 at 100.00	BBB	1,294,218
1,275	5.250%, 7/01/21	7/12 at 100.00	BBB	1,367,820
1,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%,	No Opt. Call	AAA	1,152,380
	6/01/24 - AMBAC Insured
235	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%,	2/12 at 100.00	BBB-	254,907
	8/01/29

	Transportation - 1.9% (1.3% of Total Investments)
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,
	Johns Hopkins Medical Institution, Series 2004B:
190	5.000%, 7/01/13 - AMBAC Insured	No Opt. Call	AAA	209,713
175	5.000%, 7/01/14 - AMBAC Insured	No Opt. Call	AAA	194,157
1,000	District of Columbia Metropolitan Area Transit Authority, Gross Revenue Bonds, Series 2003,	No Opt. Call	AAA	1,097,900
	5.000%, 1/01/12 - MBIA Insured

	U.S. Guaranteed *** - 19.9% (13.5% of Total Investments)
10	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated General Improvements, Series	5/09 at 101.00	AA+***	10,782
	1999, 5.000%, 5/15/19 (Pre-refunded to 5/15/09)
2,115	Baltimore County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2002,	8/12 at 100.00	AAA	2,367,023
	5.250%, 8/01/17 (Pre-refunded to 8/01/12)
100	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 1999, 5.250%,	7/09 at 101.00	AAA	108,883
	7/01/17 (Pre-refunded to 7/01/09)
1,210	Howard County, Maryland, Consolidated Public Improvement Bonds, Series 2001A, 4.750%, 2/15/19	2/09 at 101.00	AAA	1,291,360
	(Pre-refunded to 2/15/09)
1,215	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2003A, 5.000%,	8/12 at 100.00	AAA	1,341,627
	8/15/15 (Pre-refunded to 8/15/12)
50	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health, Series	No Opt. Call	AAA	54,788
	1997, 5.000%, 7/01/17 - AMBAC Insured
1,010	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects,	No Opt. Call	AAA	1,187,053
	First Series 1978, 6.800%, 7/01/16
2,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	2/12 at 101.00	AAA	2,212,800
	2002A, 5.000%, 2/01/20 (Pre-refunded to 2/01/12)
880	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.125%, 7/01/30	7/11 at 100.00	AAA	969,206
	(Pre-refunded to 7/01/11) - FSA Insured
5,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,	10/10 at 101.00	AAA	5,504,950
	10/01/40
700	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%,	2/12 at 100.00	Aaa	785,456
	8/01/29 (Pre-refunded to 2/01/12)

	Utilities - 7.1% (4.8% of Total Investments)

1,250	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/05 at 102.00	N/R	$1,275,000
	7.400%, 9/01/19 (Alternative Minimum Tax)
4,025	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 - FSA	7/10 at 101.00	AAA	4,369,540
	Insured

	Water and Sewer - 4.0% (2.8% of Total Investments)
2,570	Baltimore, Maryland, Revenue Refunding Bonds, Wastewater Projects, Series 2002A, 5.125%, 7/01/42 -	7/12 at 100.00	AAA	2,706,518
	FGIC Insured
430	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series 2005A,	No Opt. Call	AAA	483,562
	5.000%, 9/01/15

$108,518	Total Long-Term Investments (cost $112,615,309) - 146.7%			116,955,430

	Other Assets Less Liabilities - 2.2%			1,784,687

	Preferred Shares, at Liquidation Value - (48.9)%			(39,000,000)

	Net Assets Applicable to Common Shares - 100%			$79,740,117

Forward Swap Contracts outstanding at August 31, 2005:
				Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with JPMorgan dated June 21, 2005, to pay semi-annually the notional amount multiplied by 4.833% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United
States Dollar-London Inter-Bank Offered Rates).	$2,000,000	2/09/06	2/09/36	$(35,564)

Agreement with Citibank dated June 30, 2005 to pay semi-annually the notional amount multiplied by 4.699% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United
States Dollar-London Inter-Bank Offered Rates).	500,000	2/27/06	2/27/26	(1,571)

				$(37,135)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2005, the cost of investments was $112,843,235.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2005, were as follows:

Gross unrealized:

Appreciation	$4,450,416
Depreciation	(338,221)

Net unrealized appreciation of investments	$4,112,195

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Maryland Dividend Advantage Municipal Fund 3

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         10/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         10/28/05

* Print the name and title of each signing officer under his or her signature.